Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Shamrock Solar JV LLC (the “Company”)

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Atlas SP Partners, L.P.

(collectively, the “Specified Parties”)

Re: IGS Solar Shamrock Issuer 2026-1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Fund XIII & XIV Cleaned Data Tape – 7.31.2026vFS.xlsx” provided by the Company on August 13, 2026, containing information on 18,748 photovoltaic system assets (the “Solar Assets”) as of July 31, 2026 (the “Data File”), which we were informed are intended to be included as collateral in the offering by IGS Solar Shamrock Issuer 2026-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and kWh were within $1.00, 0.1%, and 5 kWh, respectively.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): residential solar system lease agreement, amendment to the residential solar system lease agreement, and final production guarantee tables. The Solar Asset Contracts were represented by the Company to be a copy of the original Solar Asset Contracts and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the borrowers.

•

The term “Additional Production Support” means servicing system screenshots provided by the Company containing information on estimated solar generation associated with Selected Asset #179 and each Selected Asset for which no production guarantee table was available.

•

The term “System Design Documents” means some or all of the following documents provided by the Company for each Selected Asset: PV designer report, PV plan set report, PV system site plan, PV system roof plan.

•	The term “Customer Invoice” means the invoice provided by the Company for each Selected Asset containing billing type information associated with each Selected Asset.

•

The term “PTO Notification” means the notice provided by the Company for each Selected Asset identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “FICO Schedule” means an electronic data file entitled “SF-1375-Shamrock-2026-1-Sample-FICO 1.csv” provided by the Company on August 19, 2026, containing credit report scores associated with each Selected Asset.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on August 25, 2026 and August 28, 2026, containing information on alternate acceptable values used for PANEL_MANUFACTURER, UTILITY_TERRITORY, INVERTER_MANUFACTURER, and INSTALLER.

•	The term “Source Documents” means the Solar Asset Contracts, Additional Production Support, System Design Documents, Customer Invoice, PTO Notification, FICO Schedule, and Company Mapping Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.

As instructed by the Company, we used a random sampling tool to randomly select a sample of 200 Solar Assets from the Data File for which the Data File value for the ‘PRE-PTO ASSET’ attribute was “FALSE” and the ‘DAYS_PAST_DUE_61_PLUS’ attribute was “N” (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority, with the highest priority document listed first.

Attribute	Provided Information

ASSET_ID	Solar Asset Contracts

STATE	Solar Asset Contracts

SYSTEM_SIZE_DC	System Design Documents

Attribute	Provided Information

EXPECTED_ANNUAL_PRODUCTION	Solar Asset Contracts, Additional Production Support

AGREEMENT_TERM_YRS	Solar Asset Contracts

PRODUCT_TYPE	Solar Asset Contracts

PANEL_MANUFACTURER	System Design Documents, Company Mapping Support

UTILITY_TERRITORY	PTO Notification, Company Mapping Support

MONTHY_LEASE_PAYMENT_YR_1	Solar Asset Contracts, Instructions

ANNUAL_ESCALATOR_PCT	Solar Asset Contracts

PERFORMANCE_GUARANTEE_PCT	Solar Asset Contracts

INVERTER_MANUFACTURER	System Design Documents, Company Mapping Support

ACH_FLAG	Customer Invoice

FICO_CREDIT_SCORE	FICO Schedule

PTO_DATE	PTO Notification

REMAINING_INITIAL_TERM_MO	Instructions

INSTALLER	Solar Asset Contracts, Company Mapping Support

CONTRACT_END_DATE_CALC	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 15, 2026

Exhibit A

Instructions

Number	Attribute	Instructions

1.	MONTHY_LEASE_PAYMENT_YR_1	Do not perform this procedure for Selected Assets where the Data File value is zero or blank.

2.	REMAINING_INITIAL_TERM_MO

Do not perform this procedure for Selected Assets where the Data File value is zero or blank.

Otherwise, using the Data File, recompute as the number of months equal to:

a.   AGREEMENT_TERM_YRS multiplied by 12

minus

b.  the number of months between August 1, 2026 and the contract start date listed in the ‘CONTRACT_START_DATE’ field of the Data File

3.	CONTRACT_END_DATE_CALC

Do not perform this procedure for Selected Assets where the Data File value is zero or blank.

Otherwise, using the Data File, recompute as the date equal to:

a.   AGREEMENT_TERM_YRS multiplied by 12

plus

b.  contract start date listed in the ‘CONTRACT_START_DATE’ field of the Data File

Exhibit B

Selected Assets

Sample #	Company Asset ID1	Sample #	Company Asset ID1	Sample #	Company Asset ID1	Sample #	Company Asset ID1
1	2026137726	51	20261B5LTW	101	20261DJQ7G	151	20261J9YGS
2	2026154570	52	20261945QX	102	20261KM1DG	152	20261JBM4B
3	2026178797	53	202619YQQS	103	20261LQW9Y	153	20261JXZ7N
4	2026101345	54	20261BQTDD	104	20261LRJSY	154	20261K2JTX
5	2026106531	55	20261BWWJF	105	20261M2G5V	155	20261K2V7D
6	2026129014	56	20261CJNBC	106	20261D1B1V	156	20261K8D5L
7	2026135438	57	20261CZX2D	107	20261F2X5L	157	20261KG4PS
8	2026140360	58	20261B7MKK	108	20261GGTYC	158	20261L23MB
9	2026152223	59	20261BGW1W	109	20261HK11P	159	20261L2GFC
10	2026166616	60	20261CRJYV	110	20261HVFYM	160	20261L999B
11	2026172871	61	20261CTKRD	111	20261J9Y7K	161	20261LFD6V
12	2026173287	62	20261BCRPL	112	20261KJ1NT	162	20261LK2FG
13	2026178785	63	20261CGFHD	113	20261KMV7N	163	20261LK4NM
14	2026183549	64	202617VPFZ	114	20261KPFBR	164	20261LK5TY
15	2026184323	65	2026197NRV	115	20261KXLJF	165	20261LQS7H
16	2026184601	66	202619S8LG	116	20261M6F8F	166	20261LT1LB
17	2026190920	67	20261B8ZYQ	117	20261K2TGN	167	20261M3QTL
18	2026191620	68	20261BS6LH	118	20261L304N	168	20261M3V0Q
19	2026195344	69	20261CK1SP	119	20261LNFWC	169	20261F20PG
20	2026196698	70	20261CWMGS	120	20261DNTSC	170	20261HHYGF
21	2026197036	71	202619JTHM	121	20261DZ52F	171	20261L85CD
22	2026197249	72	20261B0MZV	122	20261FH1DV	172	20261G08NC
23	2026100750	73	202619G77H	123	20261FPH0S	173	20261H1XRS
24	2026101523	74	20261D87MP	124	20261FRVCY	174	20261HXNFM
25	2026102759	75	20261DKTVF	125	20261FSVWJ	175	20261JHPMB
26	2026103482	76	20261FNPXW	126	20261H88BG	176	20261KW67S
27	2026109782	77	20261J5H9G	127	20261HR85H	177	20261LDBWZ
28	2026110053	78	20261J6R3J	128	20261HSS3Q	178	20261LV9YN
29	2026111537	79	20261JM2BL	129	20261J4T5G	179	20261LXCRV
30	2026112437	80	20261JPGYW	130	20261JGQXG	180	20261FT8NT
31	2026116369	81	20261JX62D	131	20261JP44S	181	20261GC2BH
32	2026119252	82	20261L3FKR	132	20261JQHFG	182	20261JHN7G
33	2026124299	83	20261LHB7Q	133	20261K3G3Z	183	20261K7LCR
34	2026137865	84	20261LPL1G	134	20261KG5NT	184	20261LGNQV
35	2026189606	85	20261LYD7F	135	20261KKWHX	185	20261LY3ZL
36	2026195082	86	20261LZM7T	136	20261KVY5X	186	20261M3X5B

Sample #	Company Asset ID1	Sample #	Company Asset ID1	Sample #	Company Asset ID1	Sample #	Company Asset ID1
37	202619JKDD	87	20261M1GWV	137	20261KWHDV	187	20261JSPBB
38	202619ZSRL	88	20261DLFMJ	138	20261L57SC	188	20261ML59J
39	202619YTPR	89	20261FGPDY	139	20261L59BJ	189	20261MPNVS
40	20261B3PZL	90	20261GX5ZQ	140	20261L5SGG	190	20261MHKQV
41	20261BBBCC	91	20261HQKYR	141	20261LDRCX	191	20261NFJ7L
42	20261CT7TL	92	20261HX65X	142	20261LGGQC	192	20261MHZHW
43	202618MZTB	93	20261JBBPW	143	20261LK5PJ	193	20261MRVGK
44	20261B02SF	94	20261JSM2X	144	20261M814Y	194	20261MW39P
45	202619YDRC	95	20261K6X3B	145	20261DHC7W	195	20261MX3JV
46	202619YF2B	96	20261K85KQ	146	20261FGBJC	196	20261NF32N
47	20261B5WPV	97	20261KJS7X	147	20261G1WQX	197	20261NFY8S
48	20261BL25H	98	20261KPPYM	148	20261GPMZQ	198	20261NC41T
49	20261CTFBP	99	20261LS20V	149	20261HL9BG	199	20261MTWXV
50	2026173BPY	100	20261M85HS	150	20261HTN6L	200	20261NNRHR

[1]	The Company has assigned a unique 10-to-15-digit Company Asset ID to each Solar Asset in the Data File. The Company Asset IDs referred to in this Exhibit are not the actual asset IDs.